Income Taxes (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Income tax expense at statutory rates			34.00%	34.00%
Non-deductible expenses			1.60%	6.50%
Non-taxable income			(6.00%)	(12.20%)
Effective tax rate	33.10%	(173.00%)	29.60%	28.30%